ALLEGIANT ADVANTAGE FUND

                         INSTITUTIONAL MONEY MARKET FUND

                              Institutional Shares
                                 Advisor Shares

  Supplement dated December 31, 2008 to the Prospectuses dated October 1, 2008.

             This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with each Prospectus.

EFFECTIVE NOVEMBER 17, 2008, TIMOTHY L. SWANSON HAS RESIGNED AS TRUSTEE, PRESIDENT, CHIEF EXECUTIVE OFFICER AND CHIEF LEGAL OFFICER OF THE ALLEGIANT ADVANTAGE FUND (THE "FUND"). JOHN G. ABUNASSAR, PRESIDENT AND CHIEF EXECUTIVE OFFICER, ALLEGIANT ASSET MANAGEMENT COMPANY, HAS BEEN ELECTED TO SERVE AS TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF THE FUND. RONALD L. WEIHRAUCH, ASSISTANT SECRETARY OF THE FUND, HAS BEEN ELECTED TO SERVE AS CHIEF LEGAL OFFICER. THE INFORMATION REGARDING MR. SWANSON ON THE INSIDE BACK COVER OF EACH PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

JOHN G. ABUNASSAR
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Executive Vice President, National City Bank
President and Chief Executive Officer, Allegiant Asset Management Company


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On November 24, 2008, the U.S. Department of the Treasury announced that it would extend the Temporary Guarantee Program for Money Market Funds (the "Program") until April 30, 2009. The Allegiant Advantage Institutional Money Market Fund (the "Fund") has elected to continue to participate in the Program. The Program protects the shares of money market fund investors as of September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of the Fund, if the Fund's market-based net asset value per share were to fall below $0.995 and was not promptly restored to $1.00. THE NUMBER OF COVERED SHARES IS THE LESSER OF THE NUMBER OF SHARES OWNED ON SEPTEMBER 19, 2008 OR THE NUMBER OF SHARES OWNED ON THE DATE WHEN THE PAYMENT IS TRIGGERED. Shares acquired by investors after the close of business on September 19, 2008 generally are not eligible for protection under the Program, unless such shares meet the requirements for replacing prior covered shares.

The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund, which, as of the date of this supplement, total approximately $50 billion.

Participation in the extension of the Program (i.e., until April 30, 2009) requires a payment to the U.S. Department of Treasury in the amount of 0.015% based on the net asset value of the Fund as of September 19, 2008. The Fund will bear the expense of its participation in the Program without regard to any expense limitation currently in effect for the Fund. The Secretary of the Treasury may further extend the Program beyond this term through the close of business on September 18, 2009. If the Program is extended further, the Fund will consider whether to continue to participate.

Any questions regarding the Fund's participation in the Program should be addressed directly to the Fund according to the contact information provided in your Fund's prospectus.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE






                                                                     SP-ADV-1208

                            ALLEGIANT ADVANTAGE FUND

                         INSTITUTIONAL MONEY MARKET FUND

                              Institutional Shares
                                 Advisor Shares

  Supplement dated December 31, 2008 to the Statement of Additional Information
                             dated October 1, 2008.

       This Supplement provides new and additional information beyond that contained in the Statement of Additional Information ("SAI") and
                   should be read in conjunction with the SAI.

EFFECTIVE NOVEMBER 17, 2008, TIMOTHY L. SWANSON HAS RESIGNED AS TRUSTEE, PRESIDENT, CHIEF EXECUTIVE OFFICER AND CHIEF LEGAL OFFICER OF THE ALLEGIANT ADVANTAGE FUND (THE "FUND"). JOHN G. ABUNASSAR, PRESIDENT AND CHIEF EXECUTIVE OFFICER, ALLEGIANT ASSET MANAGEMENT COMPANY (THE "ADVISER") HAS BEEN ELECTED TO SERVE AS TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF THE FUND. RONALD L. WEIHRAUCH, ASSISTANT SECRETARY OF THE FUND, HAS BEEN ELECTED TO SERVE AS CHIEF LEGAL OFFICER. MR. SWANSON'S BIOGRAPHICAL INFORMATION ON PAGE 23 OF THE SAI SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:


                                                                                                Number of
                                                                                                Portfolios
                                                     Length of                                   in Fund
                                  Position(s)          Time                                     Complex(3)          Other
       Name, Address(1),           Held with         Served in     Principal Occupation(s)     Overseen by      Directorships
     Date of Birth and Age         the Trust        Position(2)      During Past 5 Years         Trustee      Held by Trustee(4)
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------
John G. Abunassar               Trustee,               Since      Executive Vice President,         32               None
200 Public Square, 5th Floor    President and        November     National City Bank and
Cleveland, OH  44114            Chief                  2008       Chief Executive Officer,
Date of Birth: 4/4/67           Executive                         Allegiant Asset
Age: 41                         Officer                           Management Company, since
                                                                  June 2004; Senior
                                                                  Managing Director of
                                                                  Institutional Asset
                                                                  Management, Banc One
                                                                  Investment Advisers, 2000
                                                                  - 2003.

FOOTNOTES 4 AND 5 TO THE "TRUSTEES AND OFFICERS" TABLE ON PAGE 25 OF THE SAI SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

(4) Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act. In addition to the Trust, each Trustee serves as a Trustee of Allegiant Funds. Mr. Neary also serves as Chairman and Mr. Abunassar also serves as President and Chief Executive Officer of Allegiant Funds.
(5) Mr. Abunassar is considered to be an "interested person" of the Trust because (1) he is an Executive Vice President of NCB and (2) he owns shares of common stock and options to purchase common stock of NCC.

ADDITIONALLY, THE FIRST SENTENCE OF THE FIRST PARAGRAPH ON PAGE 25 OF THE SAI SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

Mr. Abunassar serves as Executive Vice President of National City Bank, the parent of the Adviser, and Chief Executive Officer of the Adviser.

THE INFORMATION ON PAGE 27 OF THE SAI CONCERNING MR. SWANSON'S OWNERSHIP OF FUND SHARES SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

------------------------------------------------------------------------------------------
                                                           AGGREGATE DOLLAR RANGE OF
                                                           EQUITY SECURITIES IN ALL
                                 DOLLAR RANGE OF        PORTFOLIOS OF THE FUND COMPLEX
NAME OF TRUSTEE/FUND      EQUITY SECURITIES IN THE FUND       OVERSEEN BY TRUSTEE
------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------
JOHN G. ABUNASSAR                      $0                        Over $100,000
------------------------------------------------------------------------------------------

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THE INFORMATION UNDER "Certain Interests of Independent Trustees" ON PAGE 27 OF
THE SAI REGARDING MR. DURKOTT SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

         Mr. Durkott serves as President and Chief Executive Officer of Kittle's Home Furnishings Center, Inc. ("Kittle's"). Mr. Durkott does not have an ownership interest in Kittle's. Kittle's has a $5.5 million line of credit open with National City Bank - Indiana, which is under common control with the Adviser. The line of credit is used for working capital purposes. The highest amount outstanding on the line of credit during the period January 1, 2006 through December 31, 2007 was not greater than $7,241,000. The balance outstanding as of August 1, 2008 was $4,995,000. Interest is charged at a fluctuating rate equal to NCB's prime rate or at a rate equal to LIBOR plus a margin determined in accordance with a schedule based upon Kittle's financial performance.

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THE INFORMATION ON PAGES 28 AND 29 OF THE SAI REGARDING THE COMPENSATION FOR
EACH OF THE TRUSTEES OF THE TRUST FOR THE FISCAL YEAR ENDED MAY 31, 2008 SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

                                                      Pension or
                                     Aggregate        Retirement Benefits    Estimated Annual   Total Compensation
Name of                              Compensation     Accrued as Part of     Benefits Upon      from the Trust and
Person, Position                     from the Trust   the Trust's Expense    Retirement         Fund Complex*
------------------------------------ ---------------- ---------------------- ------------------ ----------------------
INDEPENDENT TRUSTEES

Robert D. Neary,
Chairman and Trustee                     $3,195.00             $0                   $0               $106,500.00

Dorothy A. Berry, Trustee              $2,505.00(1)            $0                   $0              $83,500.00(1)

Kelley J. Brennan, Chairman of the
Audit Committee and Trustee          $3,090.00(1,2)            $0                   $0            $103,000.00(1,2)

John F. Durkott, Trustee                 $2,115.00             $0                   $0               $70,500.00

Richard W. Furst, Trustee                $2,160.00             $0                   $0               $72,000.00

Gerald L. Gherlein, Trustee              $2,115.00             $0                   $0               $70,500.00

Dale C. LaPorte, Trustee               $2,595.00(1,3)          $0                   $0              $86,500.00(1)

Kathleen Cupper Obert, Trustee           $2,115.00             $0                   $0               $70,500.00


                                                      Pension or
                                     Aggregate        Retirement Benefits    Estimated Annual   Total Compensation
Name of                              Compensation     Accrued as Part of     Benefits Upon      from the Trust and
Person, Position                     from the Trust   the Trust's Expense    Retirement         Fund Complex*
------------------------------------ ---------------- ---------------------- ------------------ ----------------------
INTERESTED TRUSTEES

John G. Breen, Trustee(4)                 $540.00              $0                   $0               $18,000.00

Timothy L. Swanson, President,
CEO, Chief Legal Officer and
Trustee(5)                                  $0                 $0                   $0                   $0

(1) Includes additional compensation for serving on the Special Committee of the Board of Trustees established to review marketing and administrative services, as described in the Trust's 2008 Annual Report.
(2) Includes amounts paid during the fiscal year ended May 31, 2008 for expenses incurred during the fiscal year ended May 31, 2007.
(3) Includes Deferred Compensation in the amount of $2,115.00 accrued during the Trust's fiscal year ended May 31, 2008 for Dale C. LaPorte.
(4) Mr. Breen resigned from the Allegiant Fund Board of Trustees and the Allegiant Advantage Fund Board of Trustees effective August 21, 2007.
(5) Mr. Swanson resigned as Trustee, President, Chief Executive Officer and Chief Legal Officer of the Allegiant Funds and the Allegiant Advantage Fund effective November 17, 2008.
*   Each Trustee also serves as a Trustee of Allegiant Funds.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
















                                                                  SP-ADVSAI-1208